PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Consideration allocated
Payable to Zhenjiang Foreign Language School		¥ 36,770	¥ 36,770
Allowance for Doubtful Accounts Receivable, Write-offs	[1],[2]	150,886	¥ 17,926
Prepaid Expense and Other Assets		25,959
Ambow Online [Member]
Consideration allocated
Allowance for Doubtful Accounts Receivable, Write-offs		19,647
Jinghan Group [Member]
Consideration allocated
Allowance for Doubtful Accounts Receivable, Write-offs		¥ 96,863

[1]	In the year ended December 31, 2017, bad debt provision of RMB 96,863 was written off after all collection efforts have been exhausted and the potential for recovery was remote; and the rest receivable of RMB 25,959 was net off with the payable after assessing the remote possibility to collect from and pay to Jinghan Group.
[2]	The balance represented Shenyang K-12’s amount due from its minority shareholder amounting to RMB 54,023, which was tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2016, full provision was provided as the collectability was remote. As of December 31, 2017, such provision was written off after all collection efforts have been exhausted and the potential for recovery was remote.